Provisions (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of provisions by major component
A rollforward of provisions by major component for the fiscal year ended March 31, 2020, is as follows:

	JPY (millions)
	Product warranty liabilities	Provision for business structure improvement	Asset retirement obligations	Provision for loss on construction contracts and others	Provision for Commercial Disputes and Litigation	Other	Total
Balance as of April 1, 2019	22,349	5,326	3,974	20,665	23,454	7,483	83,251
Increase	15,237	1,521	545	12,313	5,109	4,768	39,493
Decrease (used during the year)	(15,853)	(2,106)	(170)	(11,661)	(9,132)	(1,335)	(40,257)
Decrease (reversed during the year)	(1,734)	—	—	(936)	(410)	(269)	(3,349)
Other	(4,344)	(746)	(7)	(66)	(159)	(2,035)	(7,357)

Balance as of March 31, 2020	15,655	3,995	4,342	20,315	18,862	8,612	71,781

Balance as of April 1, 2019	22,349	5,326	3,974	20,665	23,454	7,483	83,251

Balance as of April 1, 2019—Current	15,501	3,388	209	20,665	15,617	3,068	58,448
Balance as of April 1, 2019— Non-current	6,848	1,938	3,765	—	7,837	4,415	24,803
Balance as of March 31, 2020	15,655	3,995	4,342	20,315	18,862	8,612	71,781

Balance as of March 31, 2020—Current	11,362	2,531	701	20,315	17,616	6,887	59,412
Balance as of March 31, 2020—Non-current	4,293	1,464	3,641	—	1,246	1,725	12,369